Summary of Non Vested Stock Warrants (Detail) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Jul. 16, 2013	Mar. 11, 2013	Dec. 31, 2012
Number of shares subject to warrants, non vested
Number of shares subject to warrants, vested	(11,563)	(244,009)
Weighted average grant-date fair value
Vested			$ 0.84
Ending Balance			$ 2.84
Warrants [Member]
Number of shares subject to warrants, non vested
Beginning balance			62,500
Number of shares subject to warrants, vested			(31,250)
Ending Balance			31,250
Weighted average grant-date fair value
Beginning balance			$ 2.56
Vested			$ 2.56
Ending Balance			$ 2.56